MERCANTILE ALTERNATIVE STRATEGIES FUND LLC

FINANCIAL STATEMENTS
MARCH 31, 2003

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
CONTENTS
MARCH 31, 2003
--------------------------------------------------------------------------------

                                                                        PAGE(S)
Fund Commentary (unaudited) ...............................................  1
REPORT OF INDEPENDENT ACCOUNTANTS .........................................  5
FINANCIAL STATEMENTS
Schedule of Investments ...................................................  6
Statement of Assets and Liabilities .......................................  7
Statement of Operations ...................................................  8
Statement of Changes in Members' Capital ..................................  9
Statement of Cash Flows ................................................... 10
Financial Highlights ...................................................... 11
Notes to Financial Statements ............................................. 12
Liquidity of Investment Funds (unaudited) ................................. 17
Directors and Officers of the Company (unaudited) ......................... 18

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
FUND COMMENTARY (UNAUDITED) PERIOD ENDED
MARCH 31, 2003
--------------------------------------------------------------------------------

Dear Members:


For the period January 1, 2003 through March 31, 2003 the Mercantile Alternative Strategies Fund LLC (the "Company") produced a gross return of 1.82%, which resulted in a return net of all fees and expenses of 0.85%. As the Company is focused on small cap investment strategies, it generally compares its performance with the Russell 2000 and S&P SmallCap 600 indices. For the first quarter of 2003, the Russell 2000 declined (4.49%) and the S&P SmallCap 600 declined (5.79%). Despite the Company's favorable performance relative to small cap stock indices, the Company's return was modestly exceeded by the Hedge Fund Research ("HFR") Fund of Funds Composite Index, which produced a return of 1.05% for the quarter.


With the war in Iraq having a heavy influence on trading, and high volatility in the equity markets, many of the Company's hedge fund managers assumed a defensive posture and focused their efforts on preserving capital. In several instances, this defensive posture took the form of reduced gross position exposures and more constrained net exposures. Overall, these efforts were successful. The Company produced modestly positive returns in each of the three months of the quarter despite significant losses in the benchmark indices for January and February. Fifteen of the Company's 18 managers generated positive net returns for the quarter.


MARKET OUTLOOK


We have a mixed outlook on the economy and on U.S. equity markets. Our expectation is that both the economy and the equity markets will continue to improve, but that gains will be very modest and will be accompanied by periodic bouts with weak economic data and significant market volatility. We do not foresee robust economic growth prior to the end of 2003.


Consistent with this outlook, we have attempted to position the Company quite conservatively. Our goal in this type of market environment is to preserve investor capital during periods of market weakness and to participate modestly in market rallies. In aggregate, the Company's weighted average net exposure during the quarter ranged from 20% to 24% net long.


Long term the markets will need to focus on the effects of a weak U.S. economy, a growing trade deficit, a staggering government deficit and estranged political relationships with our allies. We expect that these issues and many more will continue to hold in check any sustained rally in stocks, relieved only by sporadic periods of market ebullience. On the interest rate front, we are now in the unusual situation of having very accommodative fiscal policy coupled with as much concern for price deflation as inflation. We are concerned that the Federal Reserve's ability to guide the economy in any meaningful sense is now seriously compromised and that any stimulative legislative policy is too far removed to be of influence in 2003.


Economic data continues to point to weak activity levels and employment trends. We are concerned that valuations, which are still relatively high, are not yet in line with likely earnings for the balance of the year. Lower energy prices, additional fiscal stimulus, and a continued accommodative stance by the Federal Reserve may control the damage, but business capital expenditures, employment growth, and consumer durable goods spending will need to recover very soon for many companies to meet their earnings estimates for the balance of the year.


STRATEGY REVIEW

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
FUND COMMENTARY (UNAUDITED) PERIOD ENDED
MARCH 31, 2003
--------------------------------------------------------------------------------

Approximately 90% of the Company's assets were deployed in long/short equity-based strategies during the quarter and equity market volatility posed a significant challenge for the Company. For the small cap market, this volatility enhanced the uncertainty created by an apparent shift in the momentum of returns to "growth-driven" versus "value-driven" styles. Since 2000, returns to small cap value style positions have dominated returns to small cap growth. However, returns to small cap growth exceeded small cap value in each of the three months of the first quarter of 2003 and may be indicating a shift in this trend.


The Company categorizes its general long/short equity investments into "growth-driven," "value-driven" and "blended growth and value" sub-categories, with additional long/short equity sub-categories for sector-specific funds, short-biased funds and statistical arbitrage.


The value-driven long/short equity component of the portfolio averaged 36% of the Company's assets during the first quarter. This category included both the Company's strongest performing manager (10.12%) and the largest loss among underlying managers (-5.70%) and generated approximately 40% of the Company's gains for the quarter (0.73% of the 1.85% gross return). The dispersion of performance among managers in this category reflects the wide range of implementations of the strategy among managers in this category (of which there are six) and the net market exposures for these managers, which ranges from market-neutral to approximately 70% net long.


The growth-driven long/short equity managers constituted approximately 13% of the Company's assets in the first quarter. The two managers placed in this category detracted from the Company's gross performance by (0.09%) in the first quarter. This performance was favorable relative to the Russell 2000 Growth Index and we believe this allocation contributes materially to the diversification of the Company and should respond positively in the event of a market recovery.


While the Company classifies two of its managers as blended growth and value style managers, this distinction simply reflects the breadth of their investment processes and the lack of dominance of growth versus value factors in their portfolio construction philosophy. These managers constituted approximately 12% of the Company's assets during the quarter and both produced positive returns. Their cumulative performance contributed approximately 0.49% to the Company's gross performance for the quarter.


The Company's three investments in statistical arbitrage strategies produced modest gains for the quarter. Each of these three allocations reflects a different approach to the implementation of this strategy. Two of these three funds were added to the Company in February and are managed by a single management company. These funds apply similar investment processes to the broad equity markets and the micro-cap segment of the market, respectively, and have been blended through the Company's allocation process to produce an investment with a weighted average capitalization size consistent with the Company's small cap target. Since the Company's inception, statistical arbitrage constituted 2.5% of the portfolio, and at the close of the quarter, the aggregate allocation was 6.5%. The statistical arbitrage strategy contributed 0.09% to the Company's gross performance.


The Company has a single sector-specific manager, focused on the health care and biotechnology industries. This manager had a 2% allocation of the Company's assets and produced a modest 0.25% gain for the quarter. As a result, this manager's performance had no material effect upon the Company's performance. By comparison, the HFR Health Care/Biotechnology Index gained 2.03% in a turbulent

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
FUND COMMENTARY (UNAUDITED) PERIOD ENDED
MARCH 31, 2003
--------------------------------------------------------------------------------

quarter for this sector. The Company's manager in this sector has positioned their portfolio conservatively (modestly net short) in anticipation of continued difficulties for this sector.


The Company also includes two managers whose portfolios are typically short-biased. These managers made up approximately 14% of the portfolio during the quarter and were, on average, approximately 20% net short during the quarter. While the portfolios of both of these managers are built principally around long/short equity strategies, one of the managers also holds significant positions in fixed-income securities within their portfolio and frequently uses these positions in the context of a capital structure arbitrage strategy.


During the quarter, the performance of the Company's two short-biased managers diverged by over 7% as one manager struggled with positions subject to a "short squeeze" and generated losses totaling (2.22%) while the other manager, benefiting from high yield bond exposure in their portfolio and better performing short equity positions, generated a quarterly gain of 4.98%. On an aggregate basis, this category of managers contributed 0.29% to the Company's gross performance. The Company evaluates the performance of these managers relative to the inverse of the relevant equity indices while taking into consideration the manager's degree of short bias. By this measure, one manager in this category significantly outperformed and one underperformed for the first quarter. For further comparison, the HFR Short Selling Index rose 2.51% for the quarter, though this index is composed of managers that would typically have a much greater short bias than the managers included in the Company.


In addition to managers whose portfolios are built principally upon long/short equity strategies, the Company's first quarter portfolio also included a convertible bond arbitrage fund and a high yield bond hedge fund. These managers comprised approximately 10.5% of the Company's assets during the first quarter. Given the dominance of long/short equity strategies in the portfolio, these managers should significantly improve the Company's diversification while managing portfolios consistent with our small cap focus.


Convertible bond arbitrage has been a particularly strong strategy of late. The HFR Convertible Arbitrage Index rose 4.60% for the first quarter. The Company's convertible bond arbitrage manager produced a gain of 2.88% for the quarter, and did so with less leverage than is typical of managers in this strategy category. This performance added 0.13% to the Company's gross performance.


Declining default rates have tightened credit spreads and an abundance of non-investment grade securities in the market have created an unusually high number of investment opportunities for high yield bond strategies. The Company's high yield bond manager generated a positive return for the quarter, with an aggregate return of 3.25%. This return contributed 0.20% to the Company's gross performance. By comparison, the Lehman High Yield Credit Bond Index rose sharply during the quarter, gaining 7.61% and the HFR High Yield Index rose 3.57%. The difference in these performance benchmarks likely reflects the degree of net-long high yield exposure (100% in the case of the Lehman index). The Company's high yield manager has positioned its portfolio relatively conservatively, using no leverage and taking a number of short positions to hedge long exposure. While this portfolio strategy has tempered the Company's returns relative to the high yield asset class during the quarter, this strategy should continue to perform well in the event that this category reverts to more typical levels of performance.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
FUND COMMENTARY (UNAUDITED) PERIOD ENDED
MARCH 31, 2003
--------------------------------------------------------------------------------

Further information relating to Company performance is contained in the Financial Highlights section of this report.




                                                     Jon Norberg
                                                     Vice President
                                                     Agio Alternative Assets LLC

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors and Members of the Mercantile Alternative Strategies Fund LLC:


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, changes in members' capital and cash flows and the financial highlights present fairly, in all material respects, the financial position of the Mercantile Alternative Strategies Fund LLC (the "Company") at March 31, 2003, the results of its operations, the changes in members' capital and cash flows and the financial highlights for the period December 30, 2002 (commencement of investment operations) through March 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2003 by correspondence with the custodian and advisor, provides a reasonable basis for our opinion.


The financial statements include securities valued at $24,128,693 (95.24% of the Company's net assets), whose fair values have been determined in good faith under procedures established by the Board of Directors in the absence of readily ascertainable market values. However, these values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material.

May 30, 2003

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
SCHEDULE OF INVESTMENTS
MARCH 31, 2003
--------------------------------------------------------------------------------

INVESTMENTS                                                   COST          VALUE      % OF NET ASSETS
INVESTMENT FUNDS
   Baker Street Capital Partners, L.P.                   $    900,000   $    903,288         3.57 %
   CCM Small Cap Value Fund, L.P.                           2,000,000      2,085,608         8.23
   Cohanzick High Yield Partners, L.P.                      1,500,000      1,548,717         6.11
   Delta Institutional, L.P.                                1,450,000      1,468,906         5.80
   Discovery Masterfund, Ltd.                                 400,000        403,842         1.59
   Discovery Microcap Market Neutral Fund, L.P.               600,000        615,994         2.43
   Genaissance Healthcare Fund, L.P.                          500,000        501,255         1.98
   Grace Convertible Arbitrage                              1,100,000      1,131,734         4.47
   Gryphon Partners, L.P.                                   2,075,000      2,178,323         8.60
   Guardian II (QP), L.P.                                     625,000        627,177         2.48
   Highgate Partners, L.P.                                  1,500,000      1,466,747         5.79
   Javelin Opportunities, L.P.                              1,450,000      1,551,267         6.12
   JLH Partners, L.P.                                       1,400,000      1,424,253         5.62
   Newcastle Partners, L.P.                                 1,000,000      1,018,160         4.02
   Palmyra Capital Fund, L.P.                               1,250,000      1,376,457         5.43
   Quest Capital Partners, L.P.                             1,450,000      1,367,310         5.40
   SEG Partners                                             2,475,000      2,449,605         9.67
   Walker Smith Capital, L.P.                               2,000,000      2,010,050         7.93
                                                         ------------   ------------    ---------
     Total Investment Funds                                23,675,000     24,128,693        95.24
                                                         ------------   ------------    ---------
INVESTMENT COMPANIES
   SEIT Prime Obligation Fund                                 277,220        277,220         1.09
   SEIT Treasury Fund                                       1,100,000      1,100,000         4.34
                                                         ------------   ------------    ---------
     Total Investment Companies                             1,377,220      1,377,220         5.43
                                                         ------------   ------------    ---------
     Total Investments                                   $ 25,052,220   $ 25,505,913       100.67 %
                                                         ============   ============    =========

The aggregate cost of investments for tax purposes was $25,052,220. Net unrealized appreciation on investments for tax purposes was $453,693 consisting of $595,031 of gross unrealized appreciation and $141,338 of gross unrealized depreciation.


The investments in Investment Funds shown above, representing 95.24% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2003
--------------------------------------------------------------------------------

ASSETS
Investments, at value (cost, $25,052,220)                       $ 25,505,913
Interest receivable                                                    1,301
Prepaid expenses                                                      13,007
                                                                ------------
   Total assets                                                   25,520,221
                                                                ------------
LIABILITIES
Management fee payable                                                79,424
Administration fee payable                                            12,665
Due to MCA                                                            33,132
Other accrued expenses                                                82,334
                                                                ------------
   Total liabilities                                                 207,555
                                                                ------------
   Net assets                                                     25,312,666
                                                                ------------
MEMBERS' CAPITAL
Capital                                                           24,858,973
Net unrealized appreciation on investments                           453,693
                                                                ------------
   Members' capital                                             $ 25,312,666
                                                                ============

    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
STATEMENT OF OPERATIONS
PERIOD FROM DECEMBER 30, 2002* THROUGH MARCH 31, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest                                                                 $   1,301
                                                                         ----------
EXPENSES
Management fee                                                              79,424
Incentive fees                                                              23,630
Administration fees                                                         44,335
Member servicing fees                                                       15,834
Organizational costs                                                         9,502
Professional fees                                                           79,667
Printing fees                                                                2,000
Directors fees                                                              15,639
Registration fees                                                            2,590
Custodian fees                                                                 717
Other expenses                                                              16,494
                                                                         ----------
   Total expenses                                                          289,832
Administration fees waived                                                 (31,670)
Member servicing fees waived                                               (15,834)
                                                                         ----------
   Net expenses                                                            242,328
                                                                         ----------
   Net investment loss                                                    (241,027)
                                                                         ----------
Net change in unrealized appreciation on investments                       453,693
                                                                         ----------
Net increase in members' capital derived from investment activities      $ 212,666
                                                                         ==========

 * Commencement of investment operations.

    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
STATEMENT OF CHANGES IN MEMBERS' CAPITAL
PERIOD FROM DECEMBER 30, 2002* THROUGH MARCH 31, 2003
--------------------------------------------------------------------------------

                                                      MANAGING    LIMITED INTEREST
                                                       MEMBER         MEMBERS           TOTAL
FROM INVESTMENT ACTIVITIES
Net investment loss                                  $    (965)    $   (240,062)    $   (241,027)
Net change in unrealized                                 1,808          451,885          453,693
                                                     ----------    --------------   -------------
   Net increase in members' capital
     derived from investment activities                    843          211,823          212,666
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                       100,000       25,000,000       25,100,000
Cost of Interests repurchased                                -                -                -
                                                     ----------    --------------   -------------
   Net increase in members' capital
     derived from capital transactions                 100,000       25,000,000       25,100,000
MEMBERS' CAPITAL
Members' capital begining of period                          -                -                -
                                                     ----------    --------------   -------------
Member's capital end of period                       $ 100,843     $ 25,211,823     $ 25,312,666
                                                     ==========    ==============   =============

 * Commencement of investment operations.

    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
STATEMENT OF CASH FLOWS
PERIOD FROM DECEMBER 30, 2002* THROUGH MARCH 31, 2003
--------------------------------------------------------------------------------

CASH FLOWS USED IN OPERATING ACTIVITIES
Net increase in net assets from operations                        $   212,666
Adjustments to reconcile net investment loss to net cash used in operating activities
     Purchases of investments                                     (25,052,220)
     Increase in interest receivable                                   (1,301)
     Increase in prepaid expenses                                     (13,007)
     Increase in management fee payable                                79,424
     Increase in incentive fees payable                                23,630
     Increase in administration fee payable                            12,665
     Increase in organizational costs payable                           9,502
     Increase in other accrued expenses                                82,334
     Unrealized appreciation on securities                           (453,693)
                                                                  -----------
        Net cash used in operating activities                     (25,100,000)
                                                                  -----------
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                              25,100,000
                                                                  -----------
        Net cash provided by financing activities                  25,100,000
                                                                  -----------
        Net increase in cash and cash equivalents                          --
CASH AND CASH EQUIVALENTS
Beginning of period                                                        --
                                                                  -----------
End of period                                                     $        --
                                                                  ===========

 * Commencement of investment operations.

    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
STATEMENT OF FINANCIAL HIGHLIGHTS
PERIOD FROM DECEMBER 30, 2002* THROUGH MARCH 31, 2003
--------------------------------------------------------------------------------

TOTAL RETURN
Total return before incentive fee (1)                              0.94 %
Incentive fee                                                     (0.09)
                                                               ---------
     Total return after incentive (1)                              0.85 %
                                                               =========
Net assets, end of period (000's)                              $ 25,313
RATIOS TO AVERAGE NET ASSETS
Net investment income ratio
   Net investment loss, before waivers (3)                        (4.58)%
   Net investment loss, net of waivers (3)                        (3.82)%
Expense ratio before incentive fee
   Operating expenses, before waivers (2) (3)                      4.22 %
   Operating expenses, net of waivers (2) (3)                      3.47 %
Expense ratio, net after incentive fee
   Expense ratio, net before incentive fee (3)                     3.47 %
   Incentive fee (3)                                               0.37 %
                                                               ---------
     Expense ratio, net after incentive fee (3)                    3.84 %
                                                               =========
Portfolio turnover rate (4)                                        0.00 %

*   Commencement of investment operations.

(1) Total return is for the period indicated and has not been annualized. Total return is calculated for all the limited interest members taken as a whole. An individual limited interest member's return may vary from these returns based on the timing of capital transactions.

(2) Does not include expenses of the Investment Funds in which the Company invests. The expense ratio (expense and incentive fee ratio) is calculated for the limited interest members taken as a whole. The computation of such ratios based on the amount of expenses and incentive fee assessed to an individual limited interest member's capital may vary from these ratios based on the timing of capital transactions.

(3) Annualized.

(4) Not annualized.


    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003
--------------------------------------------------------------------------------

1.  ORGANIZATION

    Mercantile Alternative Strategies Fund LLC (the "Company") is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, investment management company.

    The Company seeks attractive risk adjusted rate of returns with a risk profile that is significantly lower than that of traditional "long only" small cap market exposure. The Company achieves its goal principally through investing substantially all of its assets in the securities of privately placed investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies with a small-cap and micro-cap focus. These investment strategies allow Investment Managers the flexibility to leverage, short-sell and hedge positions to take advantage of perceived inefficiencies across the global capital markets, and are referred to as "alternative investment strategies" in contrast to the investment programs of "traditional" registered investment companies, such as mutual funds. The asset-based fees of the Investment Managers are generally expected to range from 1% to 2% annually of the net assets under their management and the performance or incentive allocations to the investment Managers are generally expected to range from 15% to 25% of net profits annually. The Company commenced investment operations on December 30, 2002.


    The Company's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board is and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.


    Mercantile Capital Advisors, Inc. ("MCA" or the "Managing Member") serves as the investment manager of the Company subject to the ultimate supervision of and any policies established by the Board, pursuant to the terms of an investment management agreement with the Company. MCA provides the Company with ongoing investment guidance, policy direction, and monitoring of the Company.


    MCA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. MCA is a wholly owned subsidiary of Mercantile Safe Deposit & Trust Company ("MSD&T"). Mercantile Bankshares Corporation ("MBC") is a holding company for MSD&T and its affiliates. At March 31, 2003, MCA and MBC had a capital balances in the Company of $100,843 and $25,211,823, respectively.


    Generally, initial and additional applications for limited liability company interests ("Interests") by eligible members may be accepted at such times as the Company may determine. The Company reserves the right to reject any applications for Interests in the Company. The Company from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion. After December 31, 2003, MCA expects that it will recommend to the Board that the Company offer to repurchase interests from members semi-annually.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003
--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES


    The Company's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Company:


  A. PORTFOLIO VALUATION

    The net asset value of the Company is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.


    Investments in Investment Funds are presented in the accompanying financial statements at fair value. Fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Company's valuation. As a general matter, the fair value of the Company's interest in an Investment Fund will represent the amount that the Company could reasonably expect to receive from an Investment Fund if the Company's interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Company believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end value to the Company on a timely basis, the Company would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.


    Investments in mutual funds are valued at the closing net asset value per share on the date of valuation.


    Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

  B. INCOME RECOGNITION AND SECURITY TRANSACTIONS

    Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

    Distributions from Investment Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the US income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003
--------------------------------------------------------------------------------

  C. FUND EXPENSES

    The Company will bear all expenses incurred in its business other than those that MCA assumes. The expenses of the Company include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Company's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Company's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

    The Company's organization costs were borne by MCA. The Company will reimburse MCA for these expenditures for a period not to exceed the first twelve months after the Closing Date ("December 31, 2002"). MCA has agreed to limit the amount of each monthly reimbursement payment by the Members to 0.0125% (0.15% on an annualized basis) of the Company's net assets as of the end of each month during such period. The Company reimbursed MCA $9,502 during the period ended March 31, 2003. At March 31, 2003, reimbursed fees are included in Due to MCA.

  D. INCOME TAXES

    The Company intends to be treated as a partnership for Federal income tax purposes. Each member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.


  E. DISTRIBUTION POLICY

    The Company has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.


  F. CASH AND CASH EQUIVALENTS

    The Company treats all highly liquid financial instruments that mature within three months as cash equivalents.


  G. USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires MCA to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. MCA believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.



3. MANAGEMENT FEE, INCENTIVE FEE, RELATED PARTY TRANSACTIONS AND OTHER


    The Company pays the Managing Member a quarterly management fee at the annual rate of 1.25% of the net asset value of the Company as of the last day of the quarter including assets attributable to the Managing Member and before giving effect to any repurchases by the Company. In addition to the management fee, the Managing Member will be paid an incentive fee equal to 10% of the excess, if any, of the net profits allocated to each member's capital account in excess of any net losses, subject to a loss carryforward amount. During the period ended March 31, 2003, incentive fees of

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003
--------------------------------------------------------------------------------

    $23,630 were incurred and payable. At March 31, 2003, incentive fees payable are included in Due to MCA. MCA has entered into an investment advisory agreement with Agio Alternative Assets, LLC, (the "Advisor"), to advise the Company. The Advisor is responsible for providing day-to-day investment management services to the Company. In consideration for such services, MCA pays the Advisor half of the management and incentive fees earned from the Company.


    The Company has also retained MCA to serve as the administrator to the Company. The Company will pay MCA an administration fee at the annual rate equal to 0.70% of the Company's month end net assets, including assets attributable to MCA and before giving effect to any repurchases by the Company. MCA has voluntarily agreed to waive 0.50% of the administration fee. MCA has engaged SEI Investments Global Fund Services ("SEI") to serve as the Company's sub-administrator. SEI provides administrative, accounting, and investor services to the Company as well as serving in the capacity of transfer and distribution disbursing agent for the Company. As compensation for services provided MCA will pay SEI a fee or fees as may be agreed to in writing by MCA and SEI.


    The Company has adopted a Member Servicing Agreement with MCA, whereby MCA may enter into service arrangements pursuant to which an investor service provider, such as an investment adviser or other financial intermediaries ("Member Service Providers"), performs investor services for its customers who are members of the Company. The Company will pay a fee to MCA to reimburse MCA for payments made to Member Service Providers. This fee is expected to be paid monthly at an annualized rate of up to 0.25% of the net asset value held by members that receive services from a Member Service Provider, determined as of the last day of the calendar month (before any capital account withdrawals or Incentive Fee). Currently, MCA is waiving all member servicing fees.


    SEI Private Trust Company acts as custodian (the "Custodian") for the Company's assets. In consideration for such services, the Company will pay the Custodian a monthly fee based on month-end net assets, at an annual rate of up to 0.01%.


    Each Board member receives an annual retainer of $9,500 plus a fee for each meeting attended. The chairman of the Board also receives an additional annual fee of $7,500. The Company also reimburses the Board members for all reasonable out of pocket expenses. Total amounts incurred related to Board members meetings by the Company for the period ended March 31, 2003 were $15,639.


    Net profits or net losses of the Company for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Company. Net profits or net losses will be measured as the net change in the value of the net assets of the Company during a fiscal period, before giving effect to any repurchases of interest in the Company, and excluding the amount of any items to be allocated to the capital accounts of the members of the Company, other than in accordance with the members' respective investment percentages.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003
--------------------------------------------------------------------------------

4.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK


    In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Company's risk of loss in these Investment Funds is limited to the value of these investments reported by the Company.



5.  CONCENTRATION OF RISK


    The Company invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.


    Various risks are also associated with an investment in the Company, including risks relating to the multi-manager structure of the Company, risks relating to compensation arrangements and risks relating to the limited liquidity of Interests.


    In the normal course of business the Company enters into contracts that contain a variety of representations, which provide general indemnifications. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

6.   INVESTMENT TRANSACTIONS

    For the period ended March 31, 2003, purchases and sales of investments (excluding short-term securities) were $23,675,000 and $0, respectively.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
LIQUIDITY OF INVESTMENT FUNDS (UNAUDITED)
MARCH 31, 2003
--------------------------------------------------------------------------------

The Investment Funds provide for periodic redemptions ranging from monthly to annual with lock up provisions of up to one year from initial investment.

INVESTMENT FUNDS                                                 LIQUIDITY
   Baker Street Capital Partners, L.P.                           Quarterly
   CCM Small Cap Value Fund, L.P.                                Quarterly
   Cohanzick High Yield Partners, L.P.                           Quarterly
   Delta Institutional, L.P.                                     Quarterly
   Discovery Masterfund, Ltd.                                    Quarterly
   Discovery Microcap Market Neutral Fund, L.P.                  Quarterly
   Genaissance Healthcare Fund, L.P.                             Quarterly
   Grace Convertible Arbitrage                                   Quarterly
   Gryphon Partners, L.P.                                        Quarterly
   Guardian II (QP), L.P.                                        Quarterly
   Highgate Partners, L.P.                                       Quarterly
   Javelin Opportunities, L.P.                                   Quarterly
   JLH Partners, L.P.                                            Quarterly
   Newcastle Partners, L.P.                                      Quarterly
   Palmyra Capital Fund, L.P.                                    Quarterly
   Quest Capital Partners, L.P.                                  Quarterly
   SEG Partners                                                  Annually
   Walker Smith Capital, L.P.                                    Quarterly

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
DIRECTORS AND OFFICERS OF THE COMPANY (UNAUDITED)
--------------------------------------------------------------------------------
MARCH 31, 2003

The business and affairs of the Company are managed under the general supervision of the Company's Board of Directors in accordance with the laws of the State of Maryland and the Fund's Charter and Bylaws. Information pertaining to the directors and officers of the Company is set forth below. Directors who are deemed to be "interested persons" of the Company as defined in the 1940 Act are referred to as "Interested Directors." Directors who are not deemed to be "interested persons" of the Company are referred to as "Independent Directors."

                                                                                        Number of
                                                                                      Portfolios
                                          Term of                                       in Fund
                         Position(s)    Office and                                     Complex 3
                         Held with       Length of      Principal Occupation(s)        Overseen by     Other Directorships
Name, Address and Age 1   Company      Time Served 2    During Past 5 Years             Director        Held by Director 4
---------------------------------------------------------------------------------------------------------------------------------
INTERESTED
DIRECTORS

Leslie B. Disharoon 5    Chairman      Since         Retired.                              1       Director & Chairman,
                         of the                                                                    Mercantile Funds, Inc.
Age 70                   Board         2002                                                        Director, Travelers Property
                                                                                                   Casualty Corp.;
                                                                                                   Director, Aegon USA, Inc.

Decatur H. Miller 6      Director      Since         Retired.                              1       Director, Mercantile Funds,
                                                                                                   Inc.
Age 70                                 2002


INDEPENDENT
DIRECTORS


Edward D. Miller         Director      Since         Dean/Chief Executive                  1       Director, Millennium
                                                     Officer, Johns                                Pharmaceuticals;
Age 59                                 2002          Hopkins Medicine, January                     Director IDDS.
                                                     1997 to present;                              Director, Mercantile Funds,
                                                     Interim Dean, Johns Hopkins                   Inc.
                                                     Medicine,
                                                     March 1996 to January 1997;
                                                     Chairman, Department of
                                                     Anesthesiology and Critical
                                                     Care Medicine, Johns Hopkins
                                                     University, July 1994 to
                                                     present.

John R. Murphy           Director      Since         Vice Chairman, National               1       Director, Omnicom Group, Inc.;
                                                     Geographic                                    Board
Age 68                                 2002          Society, March 1998 to                        member, SIRSI Corp.; Chairman
                                                     present; President                            of the
                                                     and Chief Executive Officer,                  Board, eMotion, Inc.
                                                     National                                      Director, Mercantile Funds,
                                                     Geographic Society, May 1996                  Inc.
                                                     to March
                                                     1998.


George R. Packard III    Director      Since         President, U.S. - Japan               1       Director, Offitbank.
                                                     Foundation, July                              Director, Mercantile Funds,
Age 70                                 2002          1998 to present; Professor,                   Inc.
                                                     Johns Hopkins
                                                     University, 1994 - 1998.


OFFICERS

John J. Pileggi          President     Since         Executive Vice President of           N/A     Director, Performance Funds
                                                     Mercantile                                    Trust;
Two Hopkins Plaza                      2002          Safe-Deposit & Trust Company                  Directors, American
                                                     since 2002;                                   Independence Funds;
Baltimore, MD 21201                                  President and Chief                           Director, Fulcrum Global
                                                     Executive Officer of                          Partners LLC;
Age 43                                               Mercantile Capital Advisors,                  Director, Boyd Watterson Asset
                                                     Inc. since                                    Management, LLC
                                                     2002; President and Chief
                                                     Executive Officer
                                                     of Hopkins Plaza Securities
                                                     since 2002; President and
                                                     Chief Executive Officer of
                                                     PlusFunds in 2001; President
                                                     and Chief Executive Officer
                                                     of ING Funds, ING Mutual
                                                     Funds Management Co., ING
                                                     Mutual Funds Distributor LLC
                                                     and ING Investment Products
                                                     from 1998 to 2000.


Cornelia H. McKenna      Vice          Since         Vice President of Mutual Fund         N/A      N/A
Two Hopkins Plaza        President     2002          Administration at Mercantile
                                                     Capital
Baltimore, MD 21201                                  Advisors, Inc. and
                                                     Mercantile Safe-Deposit
Age 35                                               & Trust Company since 2001;
                                                     Assistant
                                                     Vice President of Mercantile
                                                     Safe-Deposit &
                                                     Trust Company from 1999 to
                                                     2001; Funds
                                                     Administrator for Mercantile
                                                     Safe-Deposit
                                                     & Trust Company from 1998 to
                                                     1999;
                                                     Senior Loan Officer, PNC
                                                     Mortgage Corp.
                                                     from 1997 to 1998.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
DIRECTORS AND OFFICERS OF THE COMPANY (UNAUDITED)
MARCH 31, 2003
--------------------------------------------------------------------------------

                                                                                        Number of
                                                                                      Portfolios
                                          Term of                                       in Fund
                         Position(s)    Office and                                     Complex 3
                         Held with       Length of      Principal Occupation(s)        Overseen by     Other Directorships
Name, Address and Age 1   Company      Time Served 2    During Past 5 Years             Director        Held by Director 4
---------------------------------------------------------------------------------------------------------------------------------
Bonnie C. Railey         Treasurer     Since         Vice President, Mercantile            N/A     N/A
                                                     Capital Advisors,
Two Hopkins Plaza                      2002          Inc. since 2002; Manager,
                                                     Controlling
Baltimore, MD 21201                                  Group Global Funds
                                                     Administration,
Age 39                                               Deutsche Banc Alex. Brown
                                                     from 2001 to
                                                     2002; Compliance Officer,
                                                     Global Funds
                                                     Administration, Deutsche
                                                     Banc Alex. Brown
                                                     from 1999 to 2001; Senior
                                                     Associate,
                                                     PricewaterhouseCoopers, LLP
                                                     from 1998 to
                                                     1999; Associate,
                                                     PricewaterhouseCoopers,
                                                     LLP from 1996 to 1998.


Jennifer E. Vollmer      Secretary     Since         Counsel, Investment & Wealth          N/A     N/A
                                                     Management
Two Hopkins Plaza                      2002          at Mercantile Capital
                                                     Advisors, Inc. since
Baltimore, MD 21201                                  2001; Associate, Deutsche
                                                     Asset
Age 30                                               Management from 1999 to
                                                     2001; attended
                                                     William & Mary School of Law
                                                     from 1996
                                                     to 1999; Assistant Vice
                                                     President, Scott-
                                                     European Corporation from
                                                     1993 to 1996.

1.Each director may be contacted by writing to the director, c/o Mercantile Funds, Inc., Two Hopkins Plaza, Baltimore, Maryland 21201, Attn: Funds Administration.


2. Each director holds offices until (i) the annual meeting next after his election and until his successor shall have been duly elected and qualified;
(ii) he shall have resigned; or (iii) he is removed by the Company's shareholders in accordance with the Company's Bylaws. Each officer holds office for one year and until his successor shall have been elected and qualified.


3. The "Fund Complex" consists solely of the Company.


4. Directorships of companies that are required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


5. Mr. Disharoon is considered to be an Interested Director because he and his wife own securities issued by Mercantile Bankshares Corporation.


6. Mr. Miller is considered to be an Interested Director because he and his wife are co-trustees of a trust for which Mercantile Safe-Deposit & Trust Company also acts as co-trustee and of which his wife is the sole beneficiary.